Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Accounting Policies	Accounting policies
As stated in Note 2, the Group’s consolidated financial statements have been prepared in accordance with IFRSs and interpretations issued by the International Accounting Standards Board (IASB).
Accordingly, only the most significant accounting policies used in preparing the accompanying consolidated financial statements, in light of the nature of the Group’s activities, are set out below, as well as the accounting policies applied where IFRSs permit a policy choice, and those that are specific to the sector in which the Group operates.
a) Hyperinflationary economies
Venezuela has been considered a hyperinflationary economy since 2009.
Pursuant to the amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates, early adopted in 2024 (see section (o) below and Note 17), the Group determines whether the Venezuelan bolivar is exchangeable, and which spot exchange rate to use when exchangeability is lacking. Based on its assessment, the Group uses official rates to translate cash and cash equivalents in foreign currency and alternative estimated rates of exchange, based on inflation rates, to translate the remaining inflation-adjusted bolivar-denominated items in the consolidated financial statements. Prior to these amendments, in the absence of official rates considered representative, the Group’s policy required the use of an estimated exchange rate –referred to as synthetic exchange rate– to translate all items denominated in bolivars for the purposes of the consolidated financial statements.
The estimated exchange rate is calculated considering published inflation rates or, if unavailable, estimated rates. On an annual basis, these rates are 61.5%, 189.8% and 174.3% for 2024, 2023 and 2022, respectively.
The estimated exchange rate as of the closing date of each reporting period, amounts to 81.85 digital bolivars per U.S. dollar, 159.45 digital bolivars per U.S. dollar and 45.18 digital bolivars per U.S. dollar as of December 31, 2024, 2023 and 2022, respectively. In turn, the official reference exchange rate at December 31, 2024 was 52.027 VED/USD (35.959 VED/USD and 17.489VED/USD at December 31, 2023 and 2022, respectively).
As of the date of initial application of the amendments, January 1, 2024, the reference exchange rate amounted to 159.45 VED/USD whereas the estimated exchange rate amounted to 50.68 digital bolivars per U.S. dollar.
In 2018 Argentina became a hyperinflationary economy. In order to restate its financial statements, the Company uses the series of indices defined by resolution JG No. 539/18 issued by the Federación Argentina de Consejos Profesionales de Ciencias Económicas (FACPCE), based on the National Consumer Price Index (IPC) published by the Instituto Nacional de Estadística y Censos (INDEC) of the Argentine Republic and the Wholesale Internal Price Index (IPIM) published by FACPCE. The cumulative index at December 31, 2024, 2023 and 2022 is 7,694.0%, 3,533.2% and 1,134.6%, respectively, while on an annual basis the index for 2024 is 117.8% (211.4% and 95.0% in 2023 and 2022, respectively).
The exchange rate used to translate inflation-adjusted items denominated in Argentine pesos in the 2024 financial statements is the closing exchange rate as of December 31, 2024 which was 1,073.18 Argentine pesos per euro (893.45 and 189.08 Argentine pesos per euro at December 31, 2023 and 2022, respectively).
The Group includes in a single line item ("Translation Differences") all the equity effects derived from hyperinflation. This is as follows: (a) the restatement for inflation of the financial statements of the Group companies operating in hyperinflationary economies, and (b) the effects of translating their respective financial statements into euros using the exchange rate at the end of the period.
b) Translation methodology
The income statements and statements of cash flows of the Telefónica Group’s foreign subsidiaries (except Venezuela and Argentina) were translated into euros at the average exchange rates for the year, as a rate that approximates the exchange rates at the dates of the transactions.
c) Goodwill
After initial recognition, goodwill is carried at cost, less any accumulated impairment losses. Goodwill is recognized as an asset denominated in the currency of the company acquired and is tested for impairment annually at the least, or more frequently, if there are certain events or changes indicating the possibility that the carrying amount may not be fully recoverable. The potential impairment loss is determined by assessing the recoverable amount of the cash generating unit (or group of cash generating units) to which the goodwill is allocated from the acquisition date.
d) Intangible assets
Intangible assets are carried at acquisition or production cost, less any accumulated amortization or any accumulated impairment losses.
Intangible assets are amortized on a straight-line basis according to the following:
•Licenses granted to the Telefónica Group by various public authorities to provide telecommunications services and the value allocated to licenses held by certain companies at the time they were included in the Telefónica Group (“Service concession arrangements and licenses”) are amortized on a straight-line basis over the duration of related licenses from the moment commercial operation begins.
•The allocation of acquisition costs attributable to customers acquired in business combinations, as well as the acquisition value of these types of assets in a third-party transaction for consideration (Customer base) are amortized on a straight-line basis over the estimated period of the customer relationship. The term length is between 3 and 14 years, based on the customer segment (residential, business, etc.) and the business model (prepaid, postpaid, etc.).
•Software is amortized on a straight-line basis over its useful life, generally estimated to be between two and five years.
e) Property, plant and equipment
Property, plant and equipment is carried at cost, net of government grants received, less any accumulated depreciation and any accumulated impairment in value.
Cost includes, among others, direct labor used in installation and the allocable portion of the indirect costs required for the related asset. The latter two items are recorded as revenue under the concept "Own work capitalized" of the line item Other income.
Interest and other financial expenses incurred and directly attributable to the acquisition or construction of qualifying assets are capitalized. Qualifying assets for the Telefónica Group are those assets that require a period of at least 18 months to bring the assets to the condition necessary for their intended use or sale.
The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	4 – 30
Furniture, tools and other items	2 – 10
f) Impairment of non-current assets
All non-current assets, including goodwill and investments in associates and joint ventures, are assessed at each reporting date for indicators of impairment. Whenever such indicators exist, or in the case of assets which are subject to an annual impairment test, the recoverable amount is estimated. An asset’s recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future post-tax cash flows deriving from the use of the asset or its cash generating unit, as applicable, are discounted to their present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, provided that the result obtained is the same that would be obtained by discounting pre-tax cash flows at a pre-tax discount rate.
The Group bases the calculation of impairment on the approved business plans of the various cash generating units to which the assets are allocated. The projected cash flows, based on the approved strategic business plans, cover a period of five years. Starting with the sixth year, an expected constant growth rate is applied.
g) Lease agreements
The determination of whether an arrangement is, or contains a lease is based on the substance of the agreement and requires an assessment of whether the fulfillment of the arrangement is dependent on the use of a specific asset and the agreement conveys a right to the use of the asset.
At the inception date of the lease (i.e. the date when the underlying asset is available for use), a lessee recognizes a right of use asset that represents the right to use the underlying asset over the term of the lease, and a lease liability for the present value of the lease payments payable over the lease term – discounted using the incremental borrowing rate at the start date of the lease.
Rights of use assets are measured at cost, less accumulated depreciation and impairment losses, and are adjusted for any remeasurement of lease liabilities. The cost of rights of use assets includes the amount of initial direct costs incurred and lease payments made before the commencement date less incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life of the underlying asset and the lease term.
Lease payments include fixed payments (including in-substance fixed payments) less any lease incentive receivable, variable lease payments that depend on an index or rate, and amounts expected to be paid as residual value guarantees. Similarly, the measurement of the lease liability includes the exercise price of a purchase option, if the lessee is reasonably certain to exercise that option, and payments of penalties for early termination, if the lease term reflects the lessee exercising such cancellation option. After the commencement date, the amount of the lease liabilities is increased to reflect the accrual of interest and reduced for the payments made. In addition to this, the carrying amount of the lease liability is remeasured in certain cases, such as changes in the lease term, changes in future lease payments resulting from a change in an index or rate used to determine those payments. The amount of such remeasurement is generally recognized against an adjustment to the right-of-use asset.
The Group uses the "low value" asset lease recognition exemption for office equipment and the short-term lease recognition exemption for all leases with a term of 12 months or less. Therefore, lease payments in such cases are recognized as an expense on a straight-line basis over the lease term.
The Group recognizes non-lease components separately from lease components for those classes of assets in which non-lease components are significant with respect to the total value of the arrangement.
The Group determines the lease term as the non-cancellable term of the contract, together with any period covered by an extension (or termination) option whose exercise is discretionary for the Group, if there is reasonable certainty that it will be exercised (or it will not be exercised). In its assessment, the Group considers all available information by asset class in the industry and evaluates all relevant factors (technology, regulation, competition, business model) that create an economic incentive to exercise or not a renewal/cancellation option. Notably, the Group takes into consideration the time horizon of the strategic planning of its operations. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control that may affect its ability to exercise (or not to exercise) an option to extend or terminate (for example, a change in business strategy).
Where the Group acts as a lessor, leases are classified between operating and finance leases. Leases in which the lessor retains a significant portion of the risks and rewards of ownership of the leased asset are treated as operating leases. Otherwise, the lease is a finance lease.
h) Investment in associates and joint arrangements
The Group assesses whether it has significant influence not only on the basis of its ownership percentage but also on the existence of qualitative factors such as representation on the board of directors of the investee, its participation in decision-making processes, interchange of managerial personnel and access to technical information.
The Group assesses rights and obligations agreed to by the parties to a joint arrangement and, when relevant, other facts and circumstances in order to determine whether the joint arrangement in which it is involved is a joint venture or a joint operation.
Upon the sale or contribution of a controlled business to an associate or joint venture, the Group measures and recognizes any retained interest at its fair value. Any difference between the carrying amount of the business contributed and the fair value of the retained investment and the consideration received from disposal is recognized in full in profit or loss.
i) Financial assets and liabilities
Financial Assets
All regular way purchases and sales of financial assets are recognized in the statement of financial position on the trade date, i.e. the date that the Company commits to purchase or sell the asset.
The Group applies an impairment model for financial assets based on expected credit losses, using a simplified method for certain short- and long-term assets (commercial receivables, lease receivables and contractual assets).
Under this simplified approach, credit impairment is recognized by reference to expected credit losses over the life of the asset. For this purpose the Group uses matrices based on historical bad debt experience by geographical area on a portfolio segmented by customer category according to credit pattern. The matrix for each category has a defined time horizon divided into intervals in accordance with the collection management policy and is fed with historical data that covers at least 24 collection cycles. This data is updated on a regular basis. Based on the information observable at each close, the Group assesses the need to adjust the rates resulting from these matrices, considering current conditions and future economic forecasts.
Derivative financial instruments and hedge accounting
The accounting treatment of any gain or loss resulting from changes in the fair value of a derivative depends on whether the derivative in question meets all the criteria for hedge accounting and, if appropriate, on the nature of the hedge.
Changes in fair value of derivatives that qualify as fair value hedging instruments are recognized in the income statement, together with changes in the fair value of the hedged asset or liability attributable to the risk being hedged.
Changes in the fair value of derivatives that qualify and have been designated as cash flow hedges, which are highly effective, are recognized in equity. The ineffective portion is recognized immediately in the income statement. Fair value changes recognized in equity arising from hedges that relate to firm commitments or forecast transactions that result in the recognition of non-financial assets or liabilities are included in the initial carrying amount of those assets or liabilities. Otherwise, changes in fair value previously recognized in equity are recognized in the income statement in the period in which the hedged transaction affects profit or loss.
An instrument designated to hedge foreign currency exposure from a net investment in a foreign operation is accounted for in a similar manner to cash flow hedges.
When the Group chooses not to apply hedge accounting criteria, gains or losses resulting from changes in the fair value of derivatives are taken directly to the income statement. In this respect, transactions used to reduce the exchange rate risk of income contributed by foreign subsidiaries are not treated as hedging transactions.
j) Audio-visual rights
Audio-visual rights which will generally be consumed in a period of less than twelve months, as well as own content whose production cycle will in no case exceed thirty-six months, are included in inventories.
The cost of film, documentary, short film and series rights acquired from third parties is charged to the income statement on a straight-line basis from the time of first broadcasting or release until the completion of the rights.
In-house produced programs and series and program titles are charged at the time of their broadcast or up to thirty-six months from the date of release, depending on their nature and broadcasting strategy. The cost of in-house productions that the Group expects to recover through sale to third parties is recognized as an intangible asset.
The cost of broadcasting rights that have expired or whose recovery value is estimated to be lower than the acquisition cost is recognized directly as an expense.
Broadcasting rights to football and motor sports events, including their inherent production costs, are charged to the income statement on a straight-line basis over twelve months from the start of the season, while rights to other premium sports are charged over the period of the competition. All other sports rights are recognized in the income statement upon first broadcast. When these rights are paid for prior to the moment of allocation to the income statement, and the terms and conditions of the agreement involve performance obligations that still have to be fulfilled in the future by both parties (also known as executory contracts), prepaid amounts are recognized as prepayments under "Other current assets".
k) Pensions and other employee obligations
Provisions required to cover the accrued liability for defined benefit pension plans are determined using the projected unit credit actuarial valuation method. The calculation is based on demographic and financial assumptions determined at a country level, and in consideration of the macroeconomic environment. The discount rates are determined based on high quality market yield curves. Plan assets are measured at fair value.
Provisions for post-employment benefits (e.g. early retirement or other) are calculated individually based on the terms agreed with the employees. In some cases, these may require actuarial valuations based on both demographic and financial assumptions.
l) Revenues and expenses
The Telefónica Group revenues are derived principally from providing the following telecommunications services: traffic, connection fees, regular (normally monthly) network usage fees, interconnection, network and equipment leasing, handset sales and other digital services such as Pay TV and value-added services or maintenance. Products and services may be sold separately or bundled in promotional packages.
Revenues from calls carried on Telefónica’s networks (traffic) entail an initial call establishment fee plus a variable call rate, based on call length, distance and type of service. Both fixed and wireless traffic is recognized as revenue as service is provided. For prepaid calls, the amount of unused traffic generates deferred revenues presented in Contractual liabilities on the statement of financial position.
Revenues from traffic sales and services at a fixed rate over a specified period of time (flat rate) are recognized on a straight-line basis over the term covered by the rate paid by the customer.
Installation fees are taken to the income statement on a straight-line basis over the related period. Equipment leases and other services are taken to the income statement as they are consumed.
Interconnection revenues from fixed-wireless and wireless-fixed calls and other customer services are recognized in the period in which the calls are made.
Revenues from handset and equipment sales are recognized once the sale is considered complete, i.e., generally when delivered to the end customer.
When the Group is in an intermediary position between a supplier/vendor and an end customer, it must determine if it is supplying the product or service as the principal in the transaction or if it is acting as an agent on behalf of the supplier (manufacturer, wholesaler). The distinction involves identifying who controls the goods or services being provided and who is the primary obligor to satisfy the performance obligations in the arrangement. Control is often evidenced when, in the delivery to the end customer, the Group provides significant integration of the goods and services from a third party vendor into its own goods and services. In addition to this, assessment of the primary obligor includes the analysis of indicators such as: whether the Group's responsibilities require infrastructure and resources with specific functionalities, who acts as the main customer contact, who manages claims and provides support services, and who has discretion setting the final price. This principal/agent assessment affects the timing and amount of revenue recognized in the financial statements, either on a gross basis as the principal or on a net basis as the agent, representing the margin earned by the Group for arranging the transaction between the principal and the customer. This is particularly relevant for the Group in connection with digital services, such as streaming TV content, software licenses and other cloud-based products and services.
For bundled packages that include multiple elements sold in the fixed, wireless, Internet and television businesses it is determined whether it is necessary to identify the separate performance obligations and apply the corresponding revenue recognition policy to each one. Total package revenues are allocated among the identified performance obligations based on their respective standalone selling prices.
As connection or initial activation fees, or upfront non-refundable fees, are not separately identifiable performance obligations in these types of packages, any consideration received from the customer for these items is allocated to the remaining elements.
When the customer has a right of return, the agreed consideration is considered variable. The Group estimates the amount of variable consideration to which it is entitled using the expected value method (probability-weighted possible amounts), considering all historical, current and forecast information that is reasonably available, and only to the extent that it determines that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.
Expenses relating to customer contracts (mainly, commissions payable to dealers for customer acquisitions) are recognized as an asset to the extent that they are incremental and are expected to be recovered. Subsequently, these costs are amortized over the same term as the revenues associated with such contract are recognized, unless the expected amortization period is one year or less, in which case they are expensed as incurred. For the purposes of allocating to profit or loss the incremental costs of obtaining a contract with indefinite duration, renewal periods are taken into consideration, estimated on the basis of the customer churn rate, unless there are contract renewal costs which are commensurate with those incurred in the initial contract.
As part of our strategy, the Group has increased its use of renewable energy through power purchase agreements (PPAs) to purchase energy from sustainable sources, such as wind and solar. These contracts often have a long term and provide the Group with a mechanism to ensure the supply of green energy at fixed prices. When these arrangements involve physical delivery of electricity and are entered into for the purpose of receiving the energy for the entity’s expected purchase, sale or usage requirements (i.e. volume agreed does not exceed actual and expected power needs), the contract is for “own use” and is generally accounted for as power purchases or sales when the underlying transactions take place.
m) Non-current assets held for sale
The Group classifies non-current assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use. Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell and are presented separately in the statement of financial position as “Non-current assets and disposal groups held for sale” and “Liabilities associated with non-current assets and disposal groups held for sale”. Once classified as held for sale property, plant and equipment and intangible assets (including right-of-use assets) are no longer depreciated or amortized.
The criteria for held for sale classification is regarded as met only when the Group determines the sale to be highly probable: management is committed to a decision to sell and all actions required to complete the sale indicate that it is unlikely that significant changes to the sale will be made or that the decision will be withdrawn. In addition, the asset or disposal group is available for immediate sale in its present condition (subject only to terms that are usual and customary for such transactions) and the sale is expected to be completed within one year from the date of the classification.
n) Use of estimates
The key assumptions concerning the future and other relevant sources of uncertainty in estimates at the reporting date that could have a significant impact on the consolidated financial statements within the next financial year are discussed below.
A significant change in the facts and circumstances on which these estimates and related judgments are based could have a material impact on the Group’s results and financial position. Accordingly, sensitivity analysis are disclosed for the most relevant situations (see Notes 7 and 24).
Non-current assets and goodwill
The accounting treatment of investments in non-current assets such as property, plant and equipment, intangible assets and interests in associates and joint ventures, entails the use of estimates to determine the useful life for depreciation and amortization purposes and to assess fair value at their acquisition dates for assets acquired in business combinations.
Determining useful life requires making estimates in connection with future technological developments and alternative uses for assets. There is a significant element of judgment involved in making technological development assumptions, since the timing and scope of future technological advances are difficult to predict.
Also, upon the sale or contribution of a controlled business to an associate or joint venture, the Group measures and recognizes any retained interest at its fair value. The fair value assigned to the retained investment is determined on the basis of its business plan, including significant judgments when considering significant assumptions such as long-term margin of operating results before depreciation and amortization, long-term capital expenditure ratio, discount rate and perpetuity growth rate which would be significantly affected by the future trends in the economic, competitive, regulatory and technological environment.
The decision to recognize an impairment loss involves developing estimates that include, among others, an analysis of the causes of the potential impairment, as well as its timing and expected amount. Furthermore, additional factors are taken into account, such as the situation of the macroeconomic environment, regulatory and competitive developments, technological obsolescence, the discontinuation of certain services as well as other changes in circumstances, that highlight the need to assess a potential impairment.
The Telefónica Group evaluates its cash-generating units’ performance on a regular basis to identify potential impairments of goodwill and other non-current assets. Determining the recoverable amount of the cash-generating units also entails the use of assumptions and estimates and requires a significant element of judgment.
Deferred income taxes
The Group assesses the recoverability of deferred tax assets based on estimates of future earnings, and of all the options available to achieve an outcome, it considers the most efficient one in tax terms within the legal framework the Group is subject to. Such recoverability ultimately depends on the Group’s ability to generate taxable earnings over the period for which the deferred tax assets remain deductible. This analysis is based on the estimated schedule for reversing deferred tax liabilities, as well as estimates of taxable earnings, which are sourced from internal projections that are continuously updated to reflect the latest trends.
The recognition of tax assets and liabilities depends on a series of factors, including estimates as to the timing and realization of deferred tax assets and the projected tax payment schedule. Actual Group company income tax receipts and payments could differ from the estimates made by the Group as a result of changes in tax legislation, the outcome of underway tax proceedings or unforeseen future transactions that could affect tax balances.
Provisions
Provisions are recorded when, at the end of the period, we have a present obligation as a result of past events, whose settlement requires an outflow of resources that is considered probable and can be measured reliably. This obligation may be legal or constructive, arising from, but not limited to, regulation, contracts, common practice or public commitments, which have created a valid expectation for third parties that we will assume certain responsibilities. The amount recorded is the best estimation performed by the management in respect of the expenditure that will be required to settle the obligations, considering all the information available at the closing date, including the advice of external experts, such as legal advisors or consultants.
Should we be unable to reliably measure the obligation, no provision would be recorded and information would then be presented in the notes to the Consolidated Financial Statements.
Because of the inherent uncertainties in this estimation, actual expenditures may be different from the originally estimated amount recognized.
Revenue recognition
Bundled offers
Bundled offers that combine different elements are assessed to determine whether it is necessary to separate the different identifiable components and apply the corresponding revenue recognition policy to each element. Total package revenues are allocated among the identified elements based on their respective standalone selling prices.
Determining standalone selling prices for each identified element requires estimates that are complex due to the nature of the business.
A change in estimates of standalone selling prices could affect the apportionment of revenue among the elements and, as a result, the timing of recognition of revenues.
Leases
Accounting for rights and obligations as a lessee under a lease contract requires the use of estimations to determine the lease term in contracts that include extension options or early termination options.
Determining the lease term involves making estimates over the time horizon of the Group's strategic planning process with respect to relevant factors such as expected technological progress, possible regulatory developments, market and competition trends or changes in the business model. The assumptions regarding these variables involve a significant degree of judgment to the extent that the timing and nature of future changes are difficult to anticipate.
Due to the uncertainties inherent to these estimates, changes in the assumptions made in respect of uncertain matters when determining the lease term of a lease contract may have an impact on the amounts of the right of use assets and lease liabilities recognized on the basis of the estimates made by the Group.
o) New IFRS and interpretations of the International Financial Reporting Interpretations Committee (IFRIC)
The accounting policies applied in the preparation of the consolidated financial statements for the year ended December 31, 2024 are consistent with those used in the preparation of the Group’s consolidated annual financial statements for the year ended December 31, 2023, with the exception of the following amendments to existing standards issued by the IASB and endorsed by the European Union for application in Europe, which have been applied for the first time for the annual period commencing on January 1, 2024.
Early Adoption of Amendments to IAS 21: Lack of Exchangeability
The Group has elected to early adopt the amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates, concerning the lack of exchangeability of currencies, issued by the IASB in August 2023 and endorsed by the EU for application in Europe in November 2024.
These amendments require an entity to apply a consistent approach to assessing whether a currency is exchangeable into another currency at a measurement date and for a specified purpose, and to determining the appropriate spot exchange rate to use in cases where exchangeability is absent.
The Group operates in Venezuela, an environment with significant foreign exchange controls and restrictions established by the authorities, considered as a hyperinflationary economy since 2009. In accordance with the amendments, the Group has assessed the exchangeability of the Venezuelan bolivar to determine the appropriate exchange rate for consolidation purposes. Pursuant to the amendments, the Group uses official rates to translate the cash and cash equivalents in foreign currency balance, and alternative exchange rates based on published inflation rates (or, if unavailable, estimated rates) to translate the remaining inflation-adjusted bolivar-denominated items in the consolidated financial statements. The application of these amendments enhances transparency and accuracy in the presentation of the economic and financial position of the Group’s Venezuelan operations.
Adopting these amendments has not required retrospective adjustments to comparative information for prior periods. Instead, at the date of initial application, January 1, 2024, the Group is required to translate the affected amounts at appropriate spot exchange rates with an adjustment to retained earnings and to translation differences, amounting to -224 million euros and 366 million euros, respectively (see Note 17.g).
Also, the Group has considered the additional disclosures required by the new amendments in preparing the annual consolidated financial information (see section (a) above).
Amendments to IAS 1: Classification of Liabilities as Current or Non-Current
The amendments clarify whether debt and other liabilities with an uncertain settlement date should be classified as current or non-current in the statement of financial position, depending on the rights that exist at the end of the reporting period. The amendments also address the classification requirements for debt a company might settle by converting it into equity.
The amendments clarify, not change, existing requirements and affect only the presentation of liabilities in the statement of financial position — not the amount or timing of recognition of any asset, liability income or expenses, or the information that entities disclose about those items.
The application of these amendments for the current reporting period did not have a significant impact on the Group’s consolidated financial statements.
Amendments to IAS 1: Non-Current Liabilities with Covenants
These amendments are intended to improve the information companies provide about long-term debt with covenants by enabling investors to understand the risk that such debt could become repayable within twelve months.
IAS 1 requires a company to classify debt as non-current only if the company can avoid settling the debt in the 12 months after the reporting date. However, a company’s ability to do so is often subject to complying with covenants. These amendments specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. Instead, the amendments require a company to disclose information about these covenants in the notes to the financial statements.
The application of these amendments for the current reporting period did not have a significant impact on the Group’s consolidated financial statements.
Amendments to IFRS 16 – Lease Liability in a Sale and Leaseback Transaction
These narrow-scope amendments to IFRS 16 Leases provide specific guidelines for measuring the lease liability arising in sale and leaseback transactions for seller-lessees in a way that does not result in the recognition of any amount of the gain or loss that relates to the right of use it retains.
The application of these amendments for the current reporting period did not have a significant impact on the Group’s consolidated financial statements.
Amendments to IFRS 7 and IFRS 9 – Supplier Finance Arrangements
These amendments clarify the characteristics of supplier finance arrangements and introduce new disclosure requirements about such arrangements. The new disclosures are intended to provide information that enables investors to understand the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.
As a transitional relief, during this first year of application, entities are not required to disclose specified opening balances or comparative information.
The adoption of these amendments for the current reporting period did not have a significant impact on the Group’s consolidated financial statements.
New standards and amendments to standards issued but not effective as of December 31, 2024.
At the date of preparation of the consolidated financial statements, the following new standards and amendments to existing standards had been published, but their application is not mandatory:

Standards and amendments		Mandatory application: annual periods beginning on or after
Amendments to IFRS 9 and IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Amendments to IFRS 9 and IFRS 7	Contracts Referencing Nature-dependent Electricity	January 1, 2026
Annual Improvements to IFRS Accounting Standards—Volume 11		January 1, 2026
IFRS 18	Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	January 1, 2027
The Group is currently assessing the impact that the adoption of these new pronouncements will have on the consolidated financial statements at the time of initial application. In particular, IFRS 18 will replace IAS 1 Presentation of Financial Statements and introduces, among other changes, new requirements for presentation within the statement of profit or loss, including new totals and subtotals. Furthermore, all income and expenses must be classified into the following categories: operating, investing, financing, income taxes, and discontinued operations, with the first three being new. Entities will be affected by these new requirements. IFRS 18 and all consequential amendments are effective for periods beginning on or after January 1, 2027, with retrospective application required. The Group is currently working to identify the impacts these new criteria will have on the primary financial statements and notes to the financial statements. Our preliminary assessment suggests that adopting IFRS 18 will mainly affect the presentation of items in the income statement, without causing changes in their recognition or measurement.